Financial instruments	6 Months Ended
Jun. 30, 2018
Financial Instruments - additional disclosure [abstract]
Financial instruments
5. Financial instruments
Fair value by hierarchy
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value and those measured at amortized cost as of June 30, 2018 and December 31, 2017. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2017 Annual Report, published on January 24, 2018.
	Level 1		Level 2		Level 3		Valued at amortized cost or cost		Total

(USD millions)	Jun 30, 2018	Dec 31, 2017	Jun 30, 2018	Dec 31, 2017	Jun 30, 2018	Dec 31, 2017	Jun 30, 2018	Dec 31, 2017	Jun 30, 2018	Dec 31, 2017

Debt securities	299	303	24	25					323	328

Fund investments	34	34							34	34

Total marketable securities	333	337	24	25					357	362

Time deposits with original maturity more than 90 days							53	125	53	125

Derivative financial instruments			186	31					186	31

Accrued interest on debt securities							2	1	2	1

Total marketable securities, time deposits and derivative financial instruments	333	337	210	56			55	126	598	519

Financial investments and long-term loans
Financial investments	820	672			473	437			1 293	1 109

Fund investments					263	166			263	166

Contingent consideration receivables					399	394			399	394

Long-term loans and receivables from customers and finance lease, advances, security deposits							453	574	453	574

Financial investments and long-term loans	820	672			1 135	997	453	574	2 408	2 243

Associated companies at fair value through profit or loss	24	28			187	188			211	216

Contingent consideration receivables short-term						450				450

Contingent consideration payables					-951	-852			-951	-852

Other financial liabilities					-25	-72			-25	-72

Derivative financial instruments			-19	-107					-19	-107

Total financial liabilities at fair value			-19	-107	-976	-924			-995	-1 031

There were no significant transfers from one level to the other and no significant transactions associated with level 3 financial instruments. During the second quarter of 2018, there were several individually non-significant transfers of equity securities from level 3 to level 1 for USD 86 million due to Initial Public Offerings.
The fair value of straight bonds amounted to USD 25.6 billion at June 30, 2018 (USD 23.8 billion at December 31, 2017) compared to the balance sheet value of USD 25.4 billion at June 30, 2018 (USD 23.0 billion at December 31, 2017). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value. The carrying amount of financial assets included in the line financial investments and long-term loans of USD 2.4 billion at June 30, 2018 (USD 2.2 billion at December 31, 2017) is included in line “financial and other non-current assets” of the consolidated balance sheets.
The Group’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.
As of January 1, 2018, the Group implemented IFRS 9 Financial Instruments, refer to Note 2 and Note 7 for further details on the implementation impacts.
Non-current financial debt – issuance of bonds
On February 7, 2018, Novartis issued the following straight bonds:
Coupon	Currency	Nominal amount (EUR million)	Maturity year	Issue price	Carrying value Jun 30, 2018 (USD million)

0.5%	EUR	750	2023	99.655%	867

1.375%	EUR	750	2030	99.957%	870

1.7%	EUR	750	2038	99.217%	863